Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of goodwill in material partially owned subsidiaries
	December 31,
	2021	2020
Matrix and its subsidiaries	$306,421	$290,662
Sapiens and its subsidiaries	406,498	409,646
Magic Software and its subsidiaries	146,803	135,682
Michpal and its subsidiaries	36,108	34,758
ZAP and its subsidiaries	35,292	-
Other consolidated subsidiaries	1,732	1,676
	$932,854	$872,424

Schedule of reporting on operating segments
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2021:
Revenues from external customers	1,344,088	461,035	477,643	32,087	51,640	127,641	(89,758)	2,404,376
Inter-segment revenues	6,529	-	2,682	-	-	-	(9,211)	-
Total revenues	1,350,617	461,035	480,325	32,087	51,640	127,641	(98,969)	2,404,376
Depreciation and amortization	45,736	45,732	19,837	4,023	7,486	3,776	(4,406)	122,184
Segment operating income	102,054	44,210	59,785	6,838	5,962	3,841	(3,519)	219,171
Unallocated corporate expenses								(11,155)
Total operating income								208,016
Financial expenses, net								(24,005)
Group’s share of profits of companies accounted for at equity, net								505
Taxes on income								(42,614)
Net income								$141,902

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2020:
Revenues from external customers	1,116,178	382,903	368,357	26,244	-	120,330	(80,094)	1,933,918
Inter-segment revenues	5,316	-	2,837	-	-	-	(8,153)	-
Total revenues	1,121,494	382,903	371,194	26,244	-	120,330	(88,247)	1,933,918
Depreciation and amortization	36,244	35,965	18,861	3,506	-	3,377	(2,446)	95,507
Segment operating income	84,181	35,337	47,757	6,333	-	4,753	(3,455)	174,906
Unallocated corporate expenses								(4,265)
Total operating income								170,641
Financial expenses, net								(26,885)
Group’s share of profits of companies accounted for at equity, net								1,535
Taxes on income								(31,269)
Net income								$114,022

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2019:
Revenues from external customers	1,005,721	325,674	322,401	21,271	-	117,245	(91,197)	1,701,115
Inter-segment revenues	3,986	-	3,229	-	-	-	(7,215)	-
Total revenues	1,009,707	325,674	325,630	21,271	-	117,245	(98,412)	1,701,115
Depreciation and amortization	34,780	32,196	17,584	2,500	-	2,158	(2,286)	86,932
Segment operating income	71,552	32,336	33,817	5,279	-	5,785	(7,553)	141,216
Unallocated corporate expenses								(2,727)
Total operating income								138,489
Financial expenses, net								(18,652)
Group’s share of profits of companies accounted for at equity, net								1,787
Taxes on income								(27,201)
Net income								$94,423